Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Insider Shares

On December 28, 2021, the Company issued 2,875,000 shares of common stock to the Initial Stockholders (the “Insider Shares”) for an aggregated consideration of $25,000, or approximately $0.0087 per share. Such shares included up to 375,000 shares subject to forfeiture by the Initial Stockholders to the extent that the underwriters’ over-allotment is not exercised in full, so that the Initial Stockholders would collectively own 20% of the Company’s issued and outstanding shares after the IPO (assuming the Initial Stockholders did not purchase any Public Shares in the IPO and excluding the Private Units).

On March 7, 2022, the Sponsor surrendered 1,150,000 shares of common stock without any consideration. On April 5, 2022, the Sponsor declared a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding. As a result of the underwriters’ full exercise of their over-allotment option on April 27, 2022, no Insider Shares are currently subject to forfeiture. As of December 31, 2024 and 2023, there were 3,218,499 Insider Shares issued and outstanding.

The Initial Stockholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of their Insider Shares until, with respect to 50% of the Insider Shares, the earlier of six months after the consummation of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the Insider Shares, until the six months after the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On December 28, 2021, the Sponsor agreed to loan the Company up to an aggregate amount of $500,000 to be used, in part, for transaction costs incurred in connection with the IPO (the “Promissory Note”). The Promissory Note is unsecured, interest-free and due on the earlier of August 31, 2022 or the closing of the IPO. The Company repaid the outstanding balance of $250,000 to the Sponsor on April 22, 2022.

On January 20, 2023, the Company issued an unsecured promissory note of $575,000 (“Promissory Note 1”) to the Sponsor in exchange for its depositing such amount into the Trust Account to extend the time for the Company to complete a business combination from January 22, 2023 to April 22, 2023. On January 20, 2023, the Company deposited $1,150,000 into the Trust Account, which included $575,000 paid by NaturalShrimp pursuant to the terms of the Agreement.

On February 5, 2023, the Sponsor loaned the Company $250,000 (“Promissory Note 2”) to cover expenses related to the Business Combination.

On April 21, 2023, the Company issued an unsecured promissory note of $200,000 (“Promissory Note 3”) to the Sponsor in exchange for its depositing $120,000 to the Trust Account to extend the time for the Company to complete a business combination from April 22, 2023 to May 22, 2023 and the remaining $80,000 to cover working capital needs.

On May 17, 2023, the Company issued an unsecured promissory note of $200,000 (“Promissory Note 4”) to the Sponsor in exchange for its depositing $120,000 to the Trust Account to extend the time for the Company to complete a business combination from May 22, 2023 to June 22, 2023 and the remaining $80,000 to cover working capital needs.

On June 20, 2023, the Company deposited $120,000 into the Trust Account to extend the time to complete the Business Combination from June 22, 2023 to July 22, 2023. Pursuant to the terms of the Agreement, the Target paid one-half of the extension fee while the Company paid the other half. On June 20, 2023, the Company issued an unsecured promissory note of $40,000 (“Promissory Note 5”) to the Sponsor in exchange for its depositing $60,000 to the Trust Account to extend the time for the Company to complete a business combination from June 22, 2023 to July 22, 2023.

On July 18, 2023, the Company issued an unsecured promissory note of $160,000 (“Promissory Note 6”) to the Sponsor in exchange for its depositing $120,000 to the Trust Account to extend the time for the Company to complete a business combination from July 22, 2023 to August 22, 2023 and the remaining $40,000 to cover working capital needs.

On August 18, 2023, the Company issued an unsecured promissory note of $200,000 (“Promissory Note 7”) to the Sponsor in exchange for its depositing $120,000 to the Trust Account to extend the time for the Company to complete a business combination from August 22, 2023 to September 22, 2023 and the remaining $80,000 to cover working capital needs.

On November 29, 2023, the Company issued an unsecured promissory note of $35,000 (“Promissory Note 8”) to the Sponsor to cover working capital needs.

On January 7, 2024 and April 19, 2024, the Company issued two unsecured convertible promissory notes of up to $540,000 each time to the Sponsor (“Convertible Note 1 and Convertible Note 2”) to cover working capital needs. The holder of the Convertible Notes, in its sole discretion, may convert any or all of the unpaid principal under the promissory note into shares of common stock of the Company, at a price of $10.00 per share, upon consummation of the Business Combination.

On August 12, 2024, the Company issued a convertible promissory note in the amount of $1,100,000 to DRIVEiT (“Promissory Note — DRIVEiT”). The holder of the Promissory Note — DRIVEiT, in its sole discretion, may convert any or all of the outstanding balance into shares of common stock of the Company, at a price of $10.00 per share, upon consummation of the Business Combination. The principal balance may be prepaid at any time prior to the maturity date without penalty upon written notice to DRIVEiT.

Pursuant to the Merger Agreement, DRIVEiT deposited $1,100,000 into Sponsor’s operating account to repay certain promissory notes owed to the Sponsor. Subsequently, on August 12, 2024, the Company repaid the total outstanding balance of $575,000, $250,000 and $200,000 under Promissory Note 1, Promissory Note 2 and Promissory Note 3, respectively. The remaining $75,000 was used to partially repay Promissory Note 4.

All Promissory Notes are interest-free and payable after the date on which the Company consummates an initial business combination. As of December 31, 2024 and 2023, $2,237,000 (including $1,100,000 owed to DRIVEiT) and $1,660,000 were outstanding respectively, under all the Promissory Notes.

Related Party Loans

In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Initial Stockholders or their affiliates may, but are not obligated to, loan us funds as may be required. If the Company completes an initial Business Combination, it will repay such loaned amounts. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Certain amount of such loans may be converted into private at $10.00 per share at the option of the lender. As of December 31, 2024 and 2023, the Company had no borrowings under the working capital loans.

Administrative Services Agreement

The Company entered into an agreement, commencing on April 19, 2022 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial and administrative support. However, pursuant to the terms of such agreement, the Sponsor agreed to defer the payment of such monthly fee. Any such unpaid amount will accrue without interest and be due and payable no later than the date of the consummation of initial Business Combination. For the year ended December 31, 2024 and 2023, the Company incurred $120,000 and $120,000, respectively, in fees for these services, of which $70,000 and $120,000 were included in accrued expenses in the accompanying balance sheets as of December 31, 2024 and 2023, respectively.

Other

Mr. Michael Lazar who has been an independent director of the board since April 2022, also is the Chief Executive Officer of Empire Filings, LLC, which is engaged by the Company to provide print and filing services. On April 26, 2024, Mr. Michael Lazar resigned from his position as a director of the board. His resignation is not as a result of any disagreement with the Company relating to its operations, policies or practices.

On June 28, 2024, Yotta engaged Celine & Partners PLLC (“Celine”) to represent them in connection with their initial business combination. Celine is controlled by Mr. Hui Chen, the Company’s CEO and director, who is the husband of Ms. Chen Chen, who controls the Sponsor. Retainer payments totaling $267,000 are payable upon meeting each milestone; the balance of the fees will be paid upon the earlier to occur of 1) the closing of the Merger, 2) termination of the Merger Agreement or 3) the liquidation of the Company. For the year ended December 31, 2024, The Company incurred $142,000 in legal fees, of which $75,000 were included in accrued expenses in the accompanying balance sheets.